Column Mid Cap Select Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Aerospace & Defense - 4.8%
General Dynamics Corp.	47,441	$ 16,453,488
HEICO Corp. - Class A	150,506	39,102,964
Hexcel Corp.	289,433	25,988,189
Howmet Aerospace, Inc.	36,744	9,489,138
L3Harris Technologies, Inc.	22,714	7,158,998
Textron, Inc.	123,173	11,302,354
Woodward, Inc.	104,251	36,490,978
		145,986,109

Air Freight & Logistics - 1.8%
CH Robinson Worldwide, Inc.	244,047	43,598,996
Expeditors International of Washington, Inc.	73,007	11,534,376
		55,133,372

Automobile Components - 0.1%
Gentex Corp.	166,417	4,020,635

Banks - 1.9%
East West Bancorp, Inc.	232,237	28,458,322
Fifth Third Bancorp	107,222	5,353,594
Huntington Bancshares, Inc.	387,808	6,344,539
Wintrust Financial Corp.	128,570	19,315,071
		59,471,526

Beverages - 0.5%
Coca-Cola Consolidated, Inc.	61,274	10,616,333
Coca-Cola Europacific Partners PLC	52,949	4,801,945
		15,418,278

Biotechnology - 0.3%
Biogen, Inc. (a)	33,409	6,548,164
Halozyme Therapeutics, Inc. (a)	60,665	4,036,649
		10,584,813

Broadline Retail - 0.4%
eBay, Inc.	124,501	13,604,224

Building Products - 4.2%
Advanced Drainage Systems, Inc.	208,792	29,055,495
Allegion PLC	279,715	36,382,530
Carlisle Cos., Inc.	12,817	4,419,430
Lennox International, Inc.	42,888	21,536,638
Masco Corp.	442,771	31,104,663
Resideo Technologies, Inc. (a)	117,671	3,679,572
UFP Industries, Inc.	52,245	4,231,845
		130,410,173

Capital Markets - 8.0%
Affiliated Managers Group, Inc.	29,120	8,818,992
Ameriprise Financial, Inc.	34,462	15,360,058
Ares Management Corp. - Class A	39,463	5,070,996

Evercore, Inc. - Class A	14,858	5,064,498
Hamilton Lane, Inc. - Class A	253,270	22,067,415
Houlihan Lokey, Inc.	359,792	50,968,135
Intercontinental Exchange, Inc.	114,218	16,887,131
LPL Financial Holdings, Inc.	133,791	36,627,962
MSCI, Inc.	49,077	30,986,236
Raymond James Financial, Inc.	128,969	18,495,444
SEI Investments Co.	85,463	7,510,489
Stifel Financial Corp.	392,274	27,518,021
		245,375,377

Chemicals - 2.1%
Albemarle Corp.	145,314	25,636,296
CF Industries Holdings, Inc.	40,987	4,604,889
Eastman Chemical Co.	143,919	10,919,135
NewMarket Corp.	8,336	6,448,563
Scotts Miracle-Gro Co.	285,047	16,817,773
		64,426,656

Commercial Services & Supplies - 1.6%
RB Global, Inc.	65,657	6,982,622
Republic Services, Inc.	106,245	21,295,748
Rollins, Inc.	414,524	19,731,342
		48,009,712

Construction & Engineering - 1.9%
EMCOR Group, Inc.	69,506	57,468,951

Consumer Finance - 0.4%
Credit Acceptance Corp. (a)	12,456	7,145,260
Synchrony Financial	53,765	3,840,971
		10,986,231

Consumer Staples Distribution & Retail - 0.9%
Sysco Corp.	167,042	12,663,454
US Foods Holding Corp. (a)	179,786	14,715,484
		27,378,938

Containers & Packaging - 1.1%
Ball Corp.	166,925	9,125,790
Packaging Corp. of America	110,479	24,184,958
		33,310,748

Distributors - 0.5%
Pool Corp.	90,880	16,485,632

Diversified Consumer Services - 0.2%
Frontdoor, Inc. (a)	123,493	7,665,210

Electric Utilities - 0.9%
Entergy Corp.	58,110	6,336,895
FirstEnergy Corp.	111,875	5,189,881
NRG Energy, Inc.	15,393	2,063,893
OGE Energy Corp.	162,234	7,662,312
Xcel Energy, Inc.	87,057	6,921,032
		28,174,013

Electrical Equipment - 3.9%
AMETEK, Inc.	283,934	64,126,494
Generac Holdings, Inc. (a)	41,855	11,631,923
Sensata Technologies Holding PLC	387,505	19,138,872
Vertiv Holdings Co. - Class A	79,135	24,983,711
		119,881,000

Electronic Equipment, Instruments & Components - 5.6%
Arrow Electronics, Inc. (a)	154,455	33,150,676
CDW Corp.	90,266	11,323,870
Flex Ltd. (a)	64,428	9,714,454
Jabil, Inc.	14,148	5,157,795
Keysight Technologies, Inc. (a)	136,699	46,249,373
TE Connectivity PLC	23,503	5,015,775
Teledyne Technologies, Inc. (a)	81,734	50,661,185
Vontier Corp.	91,235	2,589,249
Zebra Technologies Corp. - Class A (a)	38,779	9,447,728
		173,310,105

Energy Equipment & Services - 1.5%
Cactus, Inc. - Class A	79,773	4,630,025
Helmerich & Payne, Inc.	237,008	9,041,855
SLB Ltd.	300,160	16,373,728
TechnipFMC PLC	234,423	16,039,222
		46,084,830

Financial Services - 1.8%
Corpay, Inc. (a)	17,250	6,241,050
Global Payments, Inc.	139,135	10,506,084
Jack Henry & Associates, Inc.	195,176	26,606,392
Rocket Cos., Inc. - Class A (a)	278,295	4,038,061
Voya Financial, Inc.	47,959	3,895,230
WEX, Inc. (a)	23,323	3,380,902
		54,667,719

Food Products - 0.3%
Cal-Maine Foods, Inc.	36,425	2,721,676
McCormick & Co Inc.	149,143	7,064,904
		9,786,580

Ground Transportation - 2.6%
CSX Corp.	457,870	20,723,196
Landstar System, Inc.	29,390	6,080,791
Old Dominion Freight Line, Inc.	233,675	52,611,926
		79,415,913

Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. (a)	148,454	25,972,027
Cooper Cos., Inc. (a)	393,396	24,079,769
GE HealthCare Technologies, Inc.	61,412	3,828,424
Globus Medical, Inc. - Class A (a)	202,855	16,609,767
Solventum Corp. (a)	117,262	8,788,787
STERIS PLC	39,165	8,331,571
		87,610,345

Health Care Providers & Services - 3.4%

Cencora, Inc.	102,443	27,594,046
Centene Corp. (a)	332,888	19,840,125
Cigna Group	28,119	7,800,211
Labcorp Holdings, Inc.	87,692	22,805,182
McKesson Corp.	6,201	4,603,870
Quest Diagnostics, Inc.	51,555	10,048,070
Tenet Healthcare Corp. (a)	59,176	10,374,736
		103,066,240

Hotels, Restaurants & Leisure - 1.6%
Boyd Gaming Corp.	52,669	4,354,673
Churchill Downs, Inc.	24,422	2,129,843
Darden Restaurants, Inc.	116,617	23,779,372
Expedia Group, Inc.	31,990	7,223,022
Marriott International, Inc. - Class A	11,182	4,199,959
Yum! Brands, Inc.	43,828	6,484,353
		48,171,222

Household Durables - 1.5%
Cavco Industries, Inc. (a)	7,330	3,932,692
DR Horton, Inc.	148,642	21,863,752
NVR, Inc. (a)	1,344	8,204,851
Somnigroup International, Inc.	125,985	8,920,998
TopBuild Corp. (a)	10,863	4,535,085
		47,457,378

Industrial Conglomerates - 0.2%
3M Co.	30,031	4,598,647

Insurance - 3.0%
Arch Capital Group Ltd. (a)	62,756	5,606,621
First American Financial Corp.	96,134	6,366,955
Markel Group, Inc. (a)	5,347	9,707,960
Progressive Corp.	69,341	13,202,526
Reinsurance Group of America, Inc.	110,630	22,207,866
RenaissanceRe Holdings Ltd.	99,350	27,852,772
Travelers Cos., Inc.	19,839	5,790,806
		90,735,506

IT Services - 1.9%
Akamai Technologies, Inc. (a)	176,410	26,380,352
EPAM Systems, Inc. (a)	34,139	3,497,882
Twilio, Inc. - Class A (a)	152,091	28,994,628
		58,872,862

Life Sciences Tools & Services - 3.8%
Agilent Technologies, Inc.	121,195	16,425,559
Bio-Rad Laboratories, Inc. - Class A (a)	44,052	13,765,369
IQVIA Holdings, Inc. (a)	144,091	26,254,821
QIAGEN NV	444,158	16,251,741
West Pharmaceutical Services, Inc.	133,189	42,994,741
		115,692,231

Machinery - 6.9%
Allison Transmission Holdings, Inc.	66,498	7,549,518
Cummins, Inc.	50,431	32,610,198
Dover Corp.	129,204	27,308,557

ITT, Inc.	19,630	3,827,850
Lincoln Electric Holdings, Inc.	23,814	6,155,681
Nordson Corp.	85,430	24,546,602
Parker-Hannifin Corp.	6,146	5,191,096
Pentair PLC	317,886	22,519,044
Snap-on, Inc.	57,408	21,310,424
Watts Water Technologies, Inc. - Class A	28,729	8,876,686
Westinghouse Air Brake Technologies Corp.	197,124	51,480,904
		211,376,560

Metals & Mining - 0.7%
Commercial Metals Co.	85,934	6,535,280
Reliance, Inc.	31,766	12,095,540
Warrior Met Coal, Inc.	33,683	3,184,391
		21,815,211

Multi-Utilities - 1.1%
CenterPoint Energy, Inc.	97,969	4,140,170
DTE Energy Co.	72,074	10,297,212
WEC Energy Group, Inc.	169,633	18,837,745
		33,275,127

Oil, Gas & Consumable Fuels - 2.4%
Devon Energy Corp.	384,834	17,121,269
Diamondback Energy, Inc.	41,133	7,876,147
EQT Corp.	97,680	5,365,562
Marathon Petroleum Corp.	44,686	11,116,536
Murphy Oil Corp.	197,141	7,134,533
Permian Resources Corp.	486,907	9,363,222
Phillips 66	42,093	7,403,317
Range Resources Corp.	201,375	7,843,556
		73,224,142

Professional Services - 2.9%
Broadridge Financial Solutions, Inc.	61,394	9,437,486
CACI International, Inc. - Class A (a)	15,165	7,787,379
Equifax, Inc.	162,883	27,004,373
Exponent, Inc.	270,373	15,768,153
Leidos Holdings, Inc.	17,747	2,268,067
Verisk Analytics, Inc.	153,168	26,802,868
		89,068,326

Real Estate Management & Development - 0.8%
CBRE Group, Inc. - Class A (a)	190,364	23,803,115

Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	56,012	25,208,761
Entegris, Inc.	248,171	34,443,653
Marvell Technology, Inc.	38,364	7,864,620
Microchip Technology, Inc.	142,017	13,441,909
Monolithic Power Systems, Inc.	35,727	55,955,984
NXP Semiconductors NV	16,994	5,461,022
Qnity Electronics, Inc.	27,468	4,285,008
Skyworks Solutions, Inc.	231,227	18,001,022
		164,661,979

Software - 1.1%

Gen Digital, Inc.	318,208	8,206,584
InterDigital, Inc.	24,007	6,051,925
Synopsys, Inc. (a)	43,853	20,857,364
		35,115,873

Specialty Retail - 4.7%
AutoZone, Inc. (a)	3,623	10,634,193
Murphy USA, Inc.	13,104	6,631,017
Ross Stores, Inc.	331,356	76,785,126
TJX Cos., Inc.	102,059	15,793,630
Ulta Beauty, Inc. (a)	36,876	18,764,353
Valvoline, Inc. (a)	164,746	5,560,178
Williams-Sonoma, Inc.	41,974	8,544,647
		142,713,144

Technology Hardware, Storage & Peripherals - 0.4%
NetApp, Inc.	73,533	12,816,067

Textiles, Apparel & Luxury Goods - 0.2%
Ralph Lauren Corp.	20,180	7,343,502

Trading Companies & Distributors - 0.7%
GATX Corp.	96,876	16,379,794
MSC Industrial Direct Co., Inc. - Class A	49,741	5,445,147
		21,824,941
TOTAL COMMON STOCKS (Cost $2,383,900,212)		2,850,299,163

REAL ESTATE INVESTMENT TRUSTS - 3.1%	Shares	Value
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	655,610	10,286,521
EastGroup Properties, Inc.	38,992	7,872,875
		18,159,396

Office REITs - 0.4%
BXP, Inc.	208,902	12,536,209

Residential REITs - 0.4%
Equity LifeStyle Properties, Inc.	81,706	5,046,979
Equity Residential	53,102	3,475,526
Essex Property Trust, Inc.	18,253	4,976,498
		13,499,003

Retail REITs - 0.8%
Regency Centers Corp.	111,562	8,629,320
Simon Property Group, Inc.	68,836	14,105,185
		22,734,505

Specialized REITs - 0.9%
Extra Space Storage, Inc.	28,516	4,115,144
Lamar Advertising Co. - Class A	64,651	9,856,692
SBA Communications Corp.	57,009	11,581,948
VICI Properties, Inc.	93,514	2,638,965
		28,192,749
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $95,420,190)		95,121,862

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 4.3%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (b)	132,891,555		132,891,555
TOTAL MONEY MARKET FUNDS (Cost $132,891,555)			132,891,555

TOTAL INVESTMENTS - 100.3% (Cost $2,612,211,957)			3,078,312,580
Liabilities in Excess of Other Assets - (0.3)%		(0.00308)	(9,457,039)
TOTAL NET ASSETS - 100.0%			$ 3,068,855,541

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Column Mid Cap Select Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,850,299,163	$ –	$ –	$ 2,850,299,163
Real Estate Investment Trusts	95,121,862	–	–	95,121,862
Money Market Funds	132,891,555	–	–	132,891,555
Total Investments	$ 3,078,312,580	$ –	$ –	$ 3,078,312,580

Refer to the Schedule of Investments for further disaggregation of investment categories.